Losses associated with the 2011 earthquake in Japan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			10 Months Ended	12 Months Ended		34 Months Ended	12 Months Ended		22 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Earthquake in Japan, March 2011	Dec. 31, 2012 Insurance settlement, property damage claims Earthquake in Japan, March 2011	Dec. 31, 2011 Insurance settlement, property damage claims Earthquake in Japan, March 2011	Dec. 31, 2013 Insurance settlement, property damage claims Earthquake in Japan, March 2011	Dec. 31, 2012 Insurance settlement, business interruption claims Earthquake in Japan, March 2011	Dec. 31, 2011 Insurance settlement, business interruption claims Earthquake in Japan, March 2011	Dec. 31, 2012 Insurance settlement, business interruption claims Earthquake in Japan, March 2011
Unusual or Infrequent Item [Line Items]
Operating income (loss)	$ 2,832	$ 1,973	$ 2,992	$ (101)	$ 13	$ 23	$ 36
Revenue	$ 12,205	$ 12,825	$ 13,735					$ 135	$ 37	$ 172